United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Quarter ended 10/31/15

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—9.8%
	Federal Home Loan Mortgage Corporation ARM—3.4%
$394,899	2.061%, 7/1/2030	$405,606
610,875	2.219%, 3/1/2033	645,245
197,426	2.225%, 5/1/2033	209,685
6,032,060	2.260%, 5/1/2037	6,375,278
384,671	2.343%, 1/1/2027	397,852
4,524,794	2.377%, 4/1/2034	4,823,150
295,794	2.412%, 5/1/2037	315,298
5,817,646	2.435%, 5/1/2038	6,201,250
487,945	2.452%, 9/1/2025	509,857
88,700	2.459%, 7/1/2033	94,549
1,217,088	2.470%, 8/1/2036	1,297,341
2,774,633	2.472%, 2/1/2036	2,957,586
1,738,071	2.488%, 9/1/2036	1,852,676
2,380,604	2.656%, 8/1/2037	2,537,576
	TOTAL	28,622,949
	Federal National Mortgage Association ARM—6.4%
562,072	1.404%, 9/1/2027	575,813
99,018	1.621%, 5/1/2040	101,517
504,715	1.621%, 5/1/2040	517,380
317,514	1.621%, 8/1/2040	326,428
255,589	1.825%, 7/1/2033	265,474
536,531	2.160%, 2/1/2037	566,668
941,847	2.164%, 4/1/2024	975,580
2,317,556	2.182%, 6/1/2038	2,458,223
9,851,580	2.189%, 2/1/2039	10,355,065
4,420,967	2.256%, 1/1/2035	4,697,105
2,499,140	2.281%, 1/1/2035	2,635,296
348,190	2.320%, 3/1/2033	371,149
2,216,731	2.335%, 6/1/2036	2,359,213
16,797	2.340%, 2/1/2033	17,904
1,259,817	2.345%, 6/1/2036	1,332,995
47,373	2.395%, 8/1/2032	50,267
26,644	2.415%, 12/1/2032	28,401
15,968,567	2.456%, 12/1/2035	17,014,780
1,628,194	2.513%, 4/1/2033	1,711,244
2,017,048	2.486%, 8/1/2034	2,150,048
346,059	2.578%, 5/1/2036	368,878
3,296,790	2.632%, 9/1/2037	3,514,174
1,631,889	2.643%, 9/1/2035	1,739,492
	TOTAL	54,133,094
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $81,086,195)	82,756,043
	COLLATERALIZED MORTGAGE OBLIGATIONS—52.9%
	Federal Home Loan Mortgage Corporation REMIC—7.7%
59,078	Series 1146 E, 1.246%, 9/15/2021	59,885
855,855	Series 1534 J, 1.096%, 6/15/2023	868,610

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$762,914	Series 1632 FB, 1.396%, 11/15/2023	$778,233
362,903	Series 2111 MA, 0.696%, 1/15/2029	365,816
370,792	Series 2111 MB, 0.696%, 1/15/2029	373,768
378,681	Series 2111 MC, 0.696%, 1/15/2029	381,721
232,485	Series 2286 FA, 0.596%, 2/15/2031	233,905
337,293	Series 2292 KF, 0.447%, 7/25/2022	337,057
544,258	Series 2296 FC, 0.696%, 6/15/2029	550,779
834,643	Series 2326 FJ, 1.146%, 6/15/2031	852,517
1,105,366	Series 2344 FP, 1.146%, 8/15/2031	1,129,642
560,204	Series 2367 FG, 0.816%, 6/15/2031	569,288
225,159	Series 2380 FI, 0.796%, 6/15/2031	228,634
1,428,686	Series 2380 FL, 0.796%, 11/15/2031	1,450,882
720,137	Series 2386 FE, 0.896%, 6/15/2031	732,547
292,768	Series 2389 FI, 0.946%, 6/15/2031	298,240
64,107	Series 2395 FT, 0.646%, 12/15/2031	64,603
176,852	Series 2396 FL, 0.796%, 12/15/2031	179,521
912,119	Series 2412 OF, 1.146%, 12/15/2031	931,322
896,094	Series 2418 FO, 1.096%, 2/15/2032	912,809
499,841	Series 242 F29, 0.446%, 11/15/2036	499,620
384,222	Series 244 F22, 0.546%, 12/15/2036	385,462
905,260	Series 244 F30, 0.496%, 12/15/2036	906,308
307,682	Series 2451 FC, 1.196%, 5/15/2031	315,023
25,393	Series 2452 FG, 0.746%, 3/15/2032	25,689
414,274	Series 2460 FE, 1.196%, 6/15/2032	424,027
214,151	Series 2470 FI, 0.596%, 10/15/2026	215,582
311,939	Series 2470 FW, 1.196%, 5/15/2031	319,132
298,665	Series 2470 FX, 1.196%, 5/15/2031	305,553
416,135	Series 2470 GF, 1.196%, 6/15/2032	425,932
208,643	Series 2471 FS, 0.696%, 2/15/2032	211,050
971,575	Series 2475 FL, 1.196%, 2/15/2032	994,900
647,716	Series 2476 FC, 1.196%, 2/15/2032	663,266
379,879	Series 2477 FD, 0.596%, 7/15/2032	382,160
677,387	Series 2479 FA, 0.596%, 8/15/2032	681,937
229,121	Series 2481 FC, 1.196%, 5/15/2031	233,758
65,058	Series 2488 WF, 0.596%, 8/15/2017	65,185
502,199	Series 2493 F, 0.596%, 9/15/2029	505,403
649,766	Series 2495 F, 0.596%, 9/15/2032	653,832
430,635	Series 2498 HF, 1.196%, 6/15/2032	440,773
230,877	Series 2504 FP, 0.696%, 3/15/2032	233,521
814,110	Series 2526 FC, 0.596%, 11/15/2032	819,060
769,350	Series 2530 FK, 0.596%, 6/15/2029	775,731
1,163,640	Series 2551 FD, 0.596%, 1/15/2033	1,172,315
260,472	Series 2571 FB, 0.546%, 2/15/2018	261,095
914,435	Series 2571 FK, 0.696%, 9/15/2023	922,154
236,747	Series 2610 FD, 0.696%, 12/15/2032	239,172
3,525,118	Series 2631 FC, 0.596%, 6/15/2033	3,552,413
846,864	Series 2671 F, 0.646%, 9/15/2033	854,565
1,225,601	Series 2684 FV, 1.096%, 10/15/2033	1,250,693
5,068,205	Series 2711 FD, 0.696%, 4/15/2018	5,085,779
3,777,210	Series 2750 FG, 0.596%, 2/15/2034	3,811,767

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$7,331,091	Series 2750 FH, 0.696%, 2/15/2034	$7,431,675
725,158	Series 2758 FH, 0.546%, 3/15/2019	727,707
713,419	Series 2763 FB, 0.546%, 4/15/2032	716,842
854,885	Series 2796 FD, 0.546%, 7/15/2026	859,043
2,277,294	Series 2812 LF, 0.596%, 6/15/2034	2,292,337
1,151,517	Series 2861 AF, 0.496%, 9/15/2034	1,154,192
1,584,540	Series 3036 NF, 0.496%, 8/15/2035	1,587,923
334,464	Series 3085 FW, 0.896%, 8/15/2035	340,144
1,803,823	Series 3085 VF, 0.516%, 12/15/2035	1,810,469
1,719,302	Series 3184 JF, 0.596%, 7/15/2036	1,729,546
1,433,797	Series 3191 FE, 0.596%, 7/15/2036	1,440,670
199,094	Series 3300 FA, 0.496%, 8/15/2035	199,496
199,801	Series 3325 NF, 0.496%, 8/15/2035	200,204
2,841,634	Series 3380 FP, 0.546%, 11/15/2036	2,849,311
2,050,348	Series 3542 NF, 0.946%, 7/15/2036	2,082,988
	TOTAL	64,355,183
	Federal National Mortgage Association REMIC—14.4%
463,392	Series 1993-165 FE, 1.347%, 9/25/2023	472,042
244,750	Series 1993-62 FA, 1.839%, 4/25/2023	252,097
284,835	Series 1998-22 FA, 0.597%, 4/18/2028	285,295
87,591	Series 2000-34 F, 0.647%, 10/25/2030	87,758
58,451	Series 2000-37 FA, 0.697%, 11/25/2030	58,659
2,006	Series 2001-32 F, 0.647%, 7/25/2016	2,008
234,647	Series 2001-34 FB, 0.497%, 12/18/2028	234,634
100,000	Series 2001-34 FL, 0.697%, 8/25/2031	100,975
931,298	Series 2001-46 F, 0.597%, 9/18/2031	937,077
390,601	Series 2001-53 FX, 0.547%, 10/25/2031	389,924
1,005,710	Series 2001-56 FG, 0.697%, 10/25/2031	1,015,605
216,418	Series 2001-61 FM, 0.447%, 10/18/2016	216,187
416,452	Series 2001-68 FD, 0.697%, 12/25/2031	421,317
689,156	Series 2002-17 JF, 1.197%, 4/25/2032	705,632
658,712	Series 2002-34 FC, 1.197%, 12/18/2031	674,456
404,348	Series 2002-37 F, 0.997%, 11/25/2031	410,767
20,932	Series 2002-39 FB, 0.747%, 3/18/2032	21,172
346,473	Series 2002-4 FJ, 0.647%, 2/25/2032	349,081
244,098	Series 2002-41 F, 0.747%, 7/25/2032	247,434
2,086,906	Series 2002-47 NF, 1.197%, 4/25/2032	2,135,774
279,541	Series 2002-52 FD, 0.697%, 9/25/2032	282,123
442,822	Series 2002-53 FG, 1.297%, 7/25/2032	454,862
1,547,552	Series 2002-58 FD, 0.797%, 8/25/2032	1,570,362
494,802	Series 2002-64 FJ, 1.197%, 4/25/2032	506,631
390,918	Series 2002-74 FV, 0.647%, 11/25/2032	393,723
305,141	Series 2002-75 FD, 1.197%, 11/18/2032	312,416
1,170,366	Series 2002-77 FH, 0.597%, 12/18/2032	1,180,154
496,424	Series 2002-8 FA, 0.947%, 3/18/2032	505,864
198,443	Series 2002-82 FB, 0.697%, 12/25/2032	200,631
779,127	Series 2002-82 FC, 1.197%, 9/25/2032	797,494
394,257	Series 2002-82 FG, 0.647%, 12/25/2032	397,227
1,408,575	Series 2002-89 F, 0.497%, 1/25/2033	1,410,638
533,201	Series 2002-9 FH, 0.697%, 3/25/2032	538,006

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$311,649	Series 2002-90 FH, 0.697%, 9/25/2032	$315,086
3,108,974	Series 2002-93 FJ, 0.747%, 1/25/2033	3,149,343
609,815	Series 2003-102 FT, 0.597%, 10/25/2033	612,792
1,773,651	Series 2003-107 FD, 0.697%, 11/25/2033	1,792,087
4,286,956	Series 2003-116 HF, 0.747%, 11/25/2033	4,340,579
1,214,407	Series 2003-117 KF, 0.597%, 8/25/2033	1,218,711
1,302,857	Series 2003-121 FD, 0.597%, 12/25/2033	1,311,903
390,579	Series 2003-14 FT, 0.697%, 3/25/2033	394,874
789,175	Series 2003-19 FY, 0.597%, 3/25/2033	794,741
340,193	Series 2003-2 FA, 0.697%, 2/25/2033	343,945
575,337	Series 2003-21 TF, 0.647%, 3/25/2033	580,055
649,059	Series 2003-35 FY, 0.597%, 5/25/2018	650,897
1,210,270	Series 2003-66 FA, 0.547%, 7/25/2033	1,214,702
1,145,598	Series 2003-79 FC, 0.647%, 8/25/2033	1,155,756
2,051,681	Series 2004-17 FT, 0.597%, 4/25/2034	2,065,497
2,604,186	Series 2004-2 FW, 0.597%, 2/25/2034	2,620,001
1,928,973	Series 2004-49 FN, 0.597%, 7/25/2034	1,940,471
4,038,342	Series 2004-49 FQ, 0.647%, 7/25/2034	4,070,707
3,480,340	Series 2004-51 FY, 0.577%, 7/25/2034	3,501,868
1,322,919	Series 2004-53 FC, 0.647%, 7/25/2034	1,334,494
1,007,612	Series 2004-64 FW, 0.647%, 8/25/2034	1,018,729
1,674,549	Series 2005-104 FA, 0.597%, 12/25/2035	1,684,348
1,647,254	Series 2006-60 FD, 0.627%, 4/25/2035	1,655,949
7,673,795	Series 2006-75 FP, 0.497%, 8/25/2036	7,684,676
1,388,021	Series 2006-79 DF, 0.547%, 8/25/2036	1,394,078
2,202,803	Series 2006-81 FA, 0.547%, 9/25/2036	2,212,340
4,187,805	Series 2006-90 FE, 0.647%, 9/25/2036	4,226,391
2,457,078	Series 2006-98 FB, 0.507%, 10/25/2036	2,462,224
6,880,021	Series 2006-W1 2AF1, 0.417%, 2/25/2046	6,815,762
2,511,936	Series 2008-52 FD, 0.547%, 6/25/2036	2,519,140
38,897,012	Series 2012-116 FA, 0.497%, 10/25/2042	38,831,000
	TOTAL	121,481,171
	Government National Mortgage Association REMIC—29.6%
128,041	Series 1999-40 FE, 0.749%, 11/16/2029	128,208
285,628	Series 1999-43 FA, 0.649%, 11/16/2029	286,494
179,509	Series 2001-21 FB, 0.599%, 1/16/2027	180,182
225,002	Series 2001-22 FG, 0.549%, 5/16/2031	226,133
2,633,503	Series 2002-17 FK, 0.744%, 3/20/2032	2,670,009
610,755	Series 2004-59 FV, 0.444%, 10/20/2033	611,455
2,563,136	Series 2009-96 GF, 0.649%, 1/16/2038	2,580,167
18,264,388	Series 2011-H07 FA, 0.701%, 2/20/2061	18,201,452
28,468,263	Series 2012-H15 FB, 0.701%, 6/20/2062	28,357,552
8,346,789	Series 2012-H18 FA, 0.751%, 8/20/2062	8,319,670
7,417,359	Series 2012-H18 SA, 0.781%, 8/20/2062	7,407,201
15,204,153	Series 2012-H24 FC, 0.601%, 10/20/2062	15,045,415
29,931,857	Series 2012-H25 BF, 0.581%, 9/20/2062	29,697,972
24,924,368	Series 2012-H29 BF, 0.541%, 11/20/2062	24,687,961
22,245,997	Series 2012-H29 CF, 0.541%, 2/20/2062	22,028,480
3,966,952	Series 2012-H30 SA, 0.571%, 12/20/2062	3,915,458
18,511,209	Series 2012-H31 FA, 0.551%, 11/20/2062	18,352,127

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association REMIC—continued
$32,778,283	Series 2015-H02 FA, 0.844%, 1/20/2065	$32,742,499
33,285,946	Series 2015-H06 FB, 0.851%, 2/20/2065	33,249,614
	TOTAL	248,688,049
	Fannie Mae—1.2%
752,621	Fannie Mae BA 4035 BA 4035 FB, 0.697%, 8/25/2039	757,037
2,640,053	Fannie Mae FA, 0.697%, 9/25/2038	2,653,105
6,467,640	Fannie Mae GS 3381 GS 3381 FC, 0.797%, 2/25/2037	6,542,102
	TOTAL	9,952,244
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $446,678,328)	444,476,647
	GOVERNMENT AGENCIES—11.5%
	Federal Farm Credit Bank System Floating Rate Notes—8.8%[1]
5,000,000	0.177%, 7/17/2017	4,987,953
15,000,000	0.187%, 4/17/2017	14,973,566
5,000,000	0.187%, 5/19/2017	4,996,495
5,000,000	0.187%, 9/25/2017	4,998,100
15,000,000	0.214%, 5/04/2016	14,991,657
2,150,000	0.222%, 3/13/2017	2,147,490
5,400,000	0.225%, 10/11/2016	5,395,908
1,700,000	0.237%, 3/24/2017	1,698,333
15,000,000	0.299%, 12/06/2016	14,997,522
4,500,000	0.320%, 7/26/2017	4,496,128
	TOTAL	73,683,152
	Federal Home Loan Bank Notes—2.1%
10,000,000	0.210%, 1/22/2016	9,997,673
8,000,000	0.400%, 7/11/2016	7,995,043
	TOTAL	17,992,716
	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.6%[1]
5,000,000	0.211%, 1/12/2017	4,999,702
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $96,769,175)	96,675,570
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
56,949	7.500%, 30 Year, 1/1/2032	67,908
253,602	7.500%, 30 Year, 8/1/2032	302,591
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $330,446)	370,499
	REPURCHASE AGREEMENTS—25.9%
17,497,000	Interest in $975,000,000 joint repurchase agreement 0.09%, dated 10/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $975,007,313 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $994,507,459.	17,497,000
200,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,004,167 on 11/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2045 and the market value of those underlying securities was $510,804,730.	200,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	217,497,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $842,361,144)[2]	841,775,759
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(1,033,961)
	TOTAL NET ASSETS—100%	$840,741,798

1	Represents the current interest rate for the floating rate security.
2	At October 31, 2015, the cost of investments for federal tax purposes was $842,361,144. The net unrealized depreciation of investments for federal tax purposes was $585,385. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,718,424 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,303,809.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2015